UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE

68137

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 150 Motor Parkway, Suite 205, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

402-493-3313

Date of fiscal year end:

1/31

Date of reporting period:7/31/04

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Investment Advisor

CMG Capital Management Group, Inc.

150 N. Radnor Chester Road

Suite A150

Radnor, PA 19087

Administrator and

Fund Accountant

Gemini Fund Services, LLC

150 Motor Parkway, Suite 205

Hauppauge, NY 11788

Transfer Agent &

Dividend Disbursing Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Custodian

The Bank of New York

1 Wall Street, 25th Floor

New York, NY 10286

Distributor
Aquarius Fund Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Independent Auditors

Tait, Weller & Baker

1818 Market Street

Philadelphia, PA 19103

Shareholder Information:

Toll-free (866) CMG-9456

SEMI ANNUAL REPORT

JULY 31, 2004

(Unaudited)

This report and the financial statements contained herein are submitted for general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the CMG High Income Plus Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

CMG 2004 Mid Year Market Outlook – July 2004

“The essence of investment management is the management of risks, not the management of returns.” Benjamin Graham

To us, successful investing requires assessing probabilities coupled with a strict risk management discipline. We believe that the ultimate secret to success is in understanding the power of compound interest – it forces you into a posture of patience. There are certainly no guarantees that we are correct in our assessment of market probabilities.  Therefore, we place every trade with minimal tolerance for losses.  Remove the ego – calculate the probabilities – preserve principal – strict risk management – and most importantly patience.  Opportunity will present itself.

The following are some current thoughts that help to shape our thinking. We hope you find this information helpful:

The economy remains strong but appears to be peaking. We see steady energy price pressure and anticipate that we are in this pattern for many years to come (depleting supply vs. expanding demand). Commodity prices have historically been a great leading indicator of inflation. Inflationary pressures are evident in a number of areas. We believe we are in the early stages of a long-term commodity bull market. History tells us that commodity prices can inflate higher then most people think. This is an important trend to watch. Oil is a major issue. We believe the Federal Reserve will continue to raise interest rates through year end. As for stocks, we believe it highly probable that we are in the early innings of a long-term equity bear market (likely to last many years). Unlike many investors, we do not see this as a negative, for trading opportunities present themselves in all kinds of market trends. We do believe it is important for investors to think differently then they have for that past twenty plus years.

Since the highs in March 2004, the equity markets have been trading in a narrow band. The action has been extremely choppy leaving minimal to negative returns for investors. Other alternatives, which have produced favorable returns over the last 18 months; such as, convertible bonds, longer-term commodity themes and emerging markets, have also sold off over the past quarter. Traditional equity strategies are under water and volatility continues to remain at extremely low levels.

Earnings in general are meeting expectations; however, in far too many instances, revenues are disappointing. Future earnings guidance is generally coming in lower. The massive stimulus of 2001 and 2002 (interest rate cuts, tax cuts, money supply injections) has worked. We’ve had a 50% run in the S&P 500 index. Valuations are high, debt levels are enormous and the potential for delevering is real. Couple this with excessive investor optimism, extremely low volatility, higher interest rates and peaking earnings momentum.  We believe it is time to be cautious.

We are generally positive on the economy (baring any major event) and cautiously positive on the equity markets post the November election and into 2005; however, as always, our investment position is driven by what the Market is telling us at any particular time. Major dangers exist and cannot be ignored - yet opportunities present themselves. We recommend buying protection in periods of extreme optimism and getting more aggressive in periods of extreme investor pessimism.

Since the inception of the fund on February 20, 2004, the fund has returned (net of all fees) –1.35% through June 30, 2004, and -1.09% through July 31, 2004.

We are pleased with the buy and sell signals our trading strategy has generated this year and we are very pleased with the effectiveness of the High Yield Indices we use at times to hedge downside risk. The markets have been unusually choppy since March, and this is reflected in our return.

As for the High Yield Markets, we see the following: Corporate fundamentals remain strong. Credit conditions continue to improve and default rates are expected to go lower. JP Morgan’s target HY default rate is 1.50% (revised down form 2%). Ultimately, this is down from the 11% High Yield default rates in October 2002. Credit Spreads have continued to narrow as compared to the 10-year Treasury Note. This marks an important time to watch price trends carefully. New issuance remains mostly refinancing of existing debt. Thus, the supply-demand dynamics remain positive. We anticipate a trading range for the HY market capped by excess valuations, and supported by liquidity. We believe the key will be successfully trading the intermediate-trend moves. Overall, our outlook for HY remains generally positive. Risk exists and we are trading, as always, with a strict risk management discipline.

Lastly, we are grateful for the continued trust you have placed in us. As always, please feel free to call us if you should have any questions.

With kind regards,

Steve

Stephen B. Blumenthal	CMG Capital Management Group, Inc.
President	150 N. Radnor Chester Rd, Suite A150
610-989-9090 x16	Radnor, PA 19087
steve@capital-management.us	www.capital-management.us

*Research sources (J.P. Morgan, Ned Davis Research, CMG, ML, Lehman, John Mauldin, and others). All figures or financial data are provided for information purposes only and are not a recommendation to purchase or sell any security. The figures above are unaudited and estimates only. Offerings may only be made with appropriate Offering Documents. The Fund is speculative and leveraged. The value of the interests is subject to market fluctuations. Investors could lose all or a substantial amount of his/her investment in the Fund.

The above cited performance represents past performance, which does not guarantee future results.  Current performance may be lower or higher than the performance data quoted.  For more performance numbers current to the most recent month-end please call 1-866-CMG-9456.

Investment returns and principal value of the investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than originally invested.

The CMG High Income Plus Fund is distributed by Aquarius Fund Distributors, LLC. Member NASD.

CMG High Income Plus Fund

PORTFOLIO SUMMARY

     July 31, 2004

Portfolio Composition*

Top 10 Portfolio Holdings*

Franklin AGE High Income Fund- Class A	12.00%
Northeast Investors Trust	11.56%
Oppenheimer High Yield Fund- Class A	10.77%
Fidelity Advisor High Income Advantage Fund- Class T	10.74%
AIM High Yield Fund- Class A	9.88%
Alliance Bernstein High Yield Fund- Class A	9.81%
Nations High Yield Bond Fund- Class A	7.91%
Excelsior High Yield Fund	7.81%
Merrill Lynch Bond Fund- High Income Portfolio- Class A	6.40%
SunAmerica High Yield Bond Fund- Class A	3.88%

                                                                                                                                       *Based on total investment value as of July 31, 2004

CMG High Income Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2004

		Market
	Shares	Value
HIGH YIELD BOND FUNDS-77.59%
AIM High Yield Fund- Class A	1,199,311	$ 5,169,030
Alliance Bernstein High Yield Fund- Class A	859,255	5,129,754
Delaware Delchester Fund- Class A	7,483	23,796
Excelsior High Yield Fund	875,080	4,086,621
Fidelity Advisor High Income Advantage Fund- Class T	605,629	5,620,239
Franklin AGE High Income Fund- Class A	3,062,556	6,278,240
Goldman Sachs High Yield Fund- Class A	2,238	17,588
Merrill Lynch Bond Fund- High Income Portfolio- Class A	655,397	3,349,080
Nations High Yield Bond Fund- Class A	444,227	4,135,750
Northeast Investors Trust	796,486	6,045,331
Oppenheimer High Yield Fund- Class A	598,809	5,634,793
Pioneer High Yield Fund- Class A	361	4,155
Seligman High Yield Bond Fund- Class A	299,346	1,017,777
State Street High Income Fund- Class A	2,456	8,449
Strong High Yield Bond Fund	133,010	1,017,530
SunAmerica High Yield Bond Fund- Class A	484,436	2,029,785
UBS High Yield Fund- Class A	144,912	1,030,321
Westcore Flexible Income Fund	104,381	1,025,025
TOTAL HIGH YIELD BOND FUNDS
(Cost - $50,908,203)		51,623,264

SHORT TERM INVESTMENTS - 1.04%
Milestone Treasury Obligation Portfolio- Institutional Class
(Cost - $693,257)	693,257	693,257

Total Investments - 78.63%
(Cost - $51,601,460)		52,316,521
Cash and other assets less liabilities- 21.37%		14,215,484
NET ASSETS - 100.00%		$ 66,532,005

CMG High Income Plus Fund
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
July 31, 2004

		Market
	Principal	Value
SECURITIES SOLD SHORT
Dow Jones CDX North American High Yield CDS Index- 144A,
7.75%, due 12/29/09	$ 15,000,000	$ 14,671,950
TRAINS Series HY-2004-1- 144A,
8.21% variable rate, due 8/1/15	10,000,000	10,424,600
TOTAL SECURITIES SOLD SHORT
(Proceeds - $25,040,820)		$ 25,096,550

144A- Security exempt from registration under Rule 144A of the Securities Exchange Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified instituitional buyers.
TRAINS- Targeting Return Index Securities.

CMG High Income Plus Fund
CREDIT DEFAULT SWAP CONTRACTS (Unaudited)
July 31, 2004

		Unrealized
	Notional	Appreciaion/
	Amount	(Depreciation)
Dow Jones CDX North American High Yield CDS Index,
7.75%, due 12/29/09	$ (30,000,000)	$ (60,000)

CMG High Income Plus Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
July 31, 2004

Assets:
Investments in Securities at Market Value (identified cost $51,601,460)	$ 52,316,521
Segregated Cash	14,309,859
Receivables:
Securities Sold Short	25,036,300
Dividends and Interest	151,283
Prepaid Expenses and Other Assets	38,885
Total Assets	91,852,848

Liabilities:
Securities Sold Short, at Value (Proceeds of $25,040,820)	25,096,550
Payables:
Swap Contracts	76,667
Investment Advisory Fees	121,765

Distribution Fees	13,517
Accrued Expenses and Other Liabilities	12,344
Total Liabilities	25,320,843

Net Assets (Unlimited shares of no par value interest
authorized; 6,778,764 shares outstanding)	$ 66,532,005

Net Asset Value, Offering and Redemption Price Per Share
($66,532,005/6,778,764 shares outstanding)	$ 9.81

Composition of Net Assets:
At July 31, 2004, Net Assets consisted of:
Paid-in-Capital	$ 67,998,331

Accumulated Undistributed Net Investment Income	169,277
Accumulated Net Realized Loss From Security Transactions	(2,234,934)
Net Unrealized Appreciation (Depreciation) on:
Investments	715,061
Short Positions	(55,730)
Swap Contracts	(60,000)
Net Assets	$ 66,532,005

CMG High Income Plus Fund
STATEMENT OF OPERATIONS (Unaudited)
February 20, 2004* through July 31, 2004

Investment Income:
Interest Income on Long Positions	$ 167,335
Dividend Income	1,421,701
Total Investment Income	1,589,036

Expenses:
Investment Advisory Fees	660,534
Distribution Fees	72,045
Administrative Fees	29,357
Accounting Fees	17,936
Legal Fees	11,270
Transfer Agent Fees	8,855
Insurance Expense	8,855
Registration Fees	6,601
Custody Fees	5,871
Audit Fees	5,152
Trustees' Fees	4,508
Printing Expense	4,347
Miscellaneous Expenses	886
Total Operating Expenses Before Interest on Short Positions	836,217
Interest on Short Positions	20,973
Total Expenses	857,190
Net Investment Income	731,846

Net Realized and Unrealized Loss on Investments:
Net Realized Loss on Investments	(2,234,934)
Net Change in Unrealized Appreciation (Depreciation) On:
Investments	715,061
Securities Sold Short	(55,730)
Swap Contracts	(60,000)
Net Realized and Unrealized Loss on Investments	(1,635,603)

Net Decrease in Net Assets Resulting From Operations	$ (903,757)

*Commencement of Operations

CMG High Income Plus Fund
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)
February 20, 2004* through July 31, 2004

Operations:
Net Investment Income	$ 731,846
Net Realized Loss on Investments	(2,234,934)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	715,061
Securities Sold Short	(55,730)
Swap Contracts	(60,000)
Net Decrease in Net Assets
Resulting From Operations	(903,757)

Distributions to Shareholders From:
Net Investment Income	(562,569)

Capital Share Transactions:
Proceeds from Shares Issued (7,908,155 shares)	78,947,070
Dividend Reinvestment Shares Issued (57,635 shares)	562,569
Cost of Shares Redeemed (1,187,026 shares)	(11,511,308)
Total Capital Share Transactions	67,998,331

Total Increase in Net Assets	66,532,005

Net Assets:
Beginning of Period	-
End of Period (includes undistributed net investment
income of $169,277)	$ 66,532,005

*Commencement of Operations

CMG High Income Plus Fund
FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout the period presented. (a)

	February 20, 2004*
	through

	July 31, 2004
	(Unaudited)
Net Asset Value, Beginning of Period	$ 10.00
Income (Loss) From Operations:
Net investment income	0.11
Net gain (loss) from securities
(both realized and unrealized)	(0.22)
Total from operations	(0.11)

Distributions to shareholders from
net investment income	(0.08)

Net Asset Value, End of Period	$ 9.81

Total Return (b)	(1.09)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 66,532
Ratio of expenses to average net assets	2.92%	(c)
Ratio of expenses to average net assets,
excluding interest expense on short positions	2.85%	(c)
Ratio of net investment income to average net assets	2.49%	(c)
Portfolio turnover rate	165%

__________
*Commencement of Operations
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(c) Annualized.

CMG High Income Plus Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

July 31, 2004

1.

ORGANIZATION

CMG High Income Plus Fund (the “Fund”) is a series of AdvisorOne Funds (the “Trust”), a Delaware Business Trust organized on December 20, 1996.  The Fund is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a diversified, open-end management investment company.  The Fund seeks a high level of current income along with capital appreciation primarily by investing in other mutual funds that invest primarily in high-yielding, lower-rated fixed income securities. The Fund commenced operations on February 20, 2004.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements.

Security Valuation and Transactions – U.S. equity securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ official closing price.  In the absence of a last sale price, the average of the last available bid and ask price is used.  If no average price is available, the last bid price is used.  Exchange traded debt securities are valued using the last available sale price or, if such price is not available, at the mean of the bid and asked prices.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”).

Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the underlying funds.

CMG High Income Plus Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

                   July 31, 2004

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares.  There can be no assurance that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Short Sales – The Fund may sell securities short as part of its overall portfolio management strategy involving the use of derivative instruments and to offset potential declines in long positions in similar securities.  A short sell is a transaction in which the Fund sells a security it does not own in anticipation of a decline in its market price.  When the Fund engages in a short sale, an amount equal to the proceeds is reflected as an asset and an equivalent liability.  The amount of the liability is subsequently marked-to-market on a daily basis to reflect the current value of the security sold short.  The accrued interest and dividends on short sales that the Fund will be obligated to pay is treated as an expense on the Statement of Operations.  Short sales are collateralized by cash or other liquid security deposits made with the applicable counterparty broker.  The Fund is exposed to market risk based on the amount, if any, that the market value of the security sold short exceeds the value of the collateral.    Liabilities for short sales are closed out by purchasing the securities for delivery to the counterparty broker, resulting in a realized gain or loss.

Swap Agreements – The Fund may enter into interest rate, index, currency exchange rate and credit default swap agreements.  Swap agreements are two-party contracts providing for an arrangement to exchange the returns earned or realized based on a notional principal amount.  The Fund’s obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “Net Amount”).  The Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owing to the Fund) and any accrued but unpaid Net Amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities.  Swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss.

The Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these arrangements or that the counterparty may default on its obligations to perform.

TRAINS and TRAC-X – TRAINS (Targeting Return Index Securities) Trust Series HY-2004-1 High Yield Portfolio is a privately placed grantor investment trust sponsored by Lehman Brothers which invests in  equally weighted high yield bonds rated B3/B- or higher.  TRAC-X North America High Yield, managed by Dow Jones Indexes and sponsored by JP Morgan and Morgan Stanley, is a credit default swap index product which focuses on the North American High Yield market.  Both TRAINS and TRAC-X offer certain investors a diverse, liquid vehicle for initiating and managing exposure to the North American high yield credit market.

CMG High Income Plus Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

                   July 31, 2004

Federal Income Taxes – The Fund has complied and will continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

Expenses –  Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Distributions to Shareholders – Income will normally be declared and distributed monthly by the Fund.  The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.  These differences are primarily due to the treatment of wash sale losses and deferral of post-October losses.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by CMG Capital Management Group, Inc. (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 2.25% of the average daily net assets of the Fund.

The Adviser has contractually agreed to waive its management fee or, if necessary, to reimburse the Fund if and to the extent that the total annual operating expense ratio (excluding extraordinary or non-recurring expenses) exceeds 2.85% of the average daily net assets of the Fund through May 31, 2005.   Under the terms of the Advisory Agreement, fees waived or expenses reimbursed may be recouped by the Adviser from the Fund up to three years from the date that the fee or expense was waived or reimbursed.  However, no reimbursement payment will be made by the Fund to the Adviser if it would result in the Fund exceeding the contractual expense limitation described above.

For the period February 20, 2004 through July 31, 2004, the Adviser received advisory fees of $660,534 with no waivers or reimbursement payments made to the Fund.

Administration, Fund Accounting, Transfer Agent and Custody Administration Fees – Gemini Fund Services, LLC (the “Administrator”), an affiliate of the Trust, serves as the administrator, fund accountant, transfer agent and custody administrator of the Fund.  For providing administration services to the Fund, the Administrator receives a monthly fee calculated at an annual rate of 0.10% of the first $100 million of the Fund’s average daily net assets, and at reduced rates thereafter, subject to certain minimum requirements.  For providing fund accounting services, the Administrator receives from the Fund a monthly

CMG High Income Plus Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

                   July 31, 2004

fee calculated at an annual rate of 0.02% on average daily net assets between $25 million and $100 million, and at reduced rates thereafter, subject to certain minimum requirements, plus out-of-pocket expenses.  For providing transfer agent services, the Administrator receives a minimum monthly or per account fee plus certain transaction fees, plus out-of-pocket expenses.  For providing custody administration services, the  Administrator receives from the Fund a monthly fee calculated at an annual rate of .0075% for the first $100 million of the Fund’s average daily portfolio market value, and at reduced rates thereafter.

Distributor – The distributor of the Fund is Aquarius Fund Distributors, LLC (the “Distributor”), an affiliate of the Trust.  The Fund has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act.  The Plan and Agreement provides for the payment for certain distribution activities and shareholder services to the Fund and its shareholders at an annualized rate of 0.25% of the average daily net assets.

Trustees’ Fees – Non-affiliated trustees receive a fee of $1,500 for each regular and special meeting of the Board that the Trustee attends in person, or $750 for each regular or special meeting that the Trustee attends via teleconference.  The Trust also reimburses each such Trustee for travel and other expenses incurred in attending meetings of the Board.

4.

INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the period ended July 31, 2004, amounted to $138,933,775 and $85,837,132, respectively.  There were no purchases or sales of U.S. government securities.  The cost basis of securities for federal income tax purposes is the same as for financial accounting purposes.  Gross unrealized appreciation and depreciation as of July 31, 2004 aggregated $796,837 and $197,506, respectively.

5.

EXPENSE EXAMPLE

As a shareholder of the Fund, you pay ongoing expenses, such as management fees, distribution and service fees (12b-1 fees), and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 20, 2004 through July 31, 2004.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under

CMG High Income Plus Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

                   July 31, 2004

the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value (2/20/04*)	Ending Account Value (7/31/04)	Expenses Paid During Period** (2/20/04*-7/31/04)
Actual	$1,000.00	$ 989.10	$12.47
Hypothetical (5% return before expenses)	1,000.00	1,009.46	12.60

  * Commencement of Operations.

** Expenses are equal to the Funds annualized expense ratio of 2.85%, multiplied by the average account value over the period, multiplied by 163/366 (to reflect the days in the reporting period).

How to Obtain Proxy Voting Information

Information regarding how the Fund voted proxies relating to portfolio securities during the period ended June 30, 2004 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-CMG-9456 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-CMG-9456.

Item 2. Code of Ethics.   Not required for semi-annual reports.

Item 3. Audit Committee Financial Expert.  Not required for semi-annual reports.

Item 4. Principal Accountant Fees and Services.  Not required for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Submission of Matters to a Vote of Security Holders.  None

Item 10.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3)

Not applicable.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds ( On behalf of its series, CMG High Income Plus Fund)

By (Signature and Title)

/s/ W. Patrick Clarke

       W. Patrick Clarke, President

Date

10/8/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ W. Patrick Clarke

        W. Patrick Clarke, President

Date

10/8/04

By (Signature and Title)

/s/ Michael J. Wagner

       Michael J. Wagner, Treasurer

Date

10/8/04